Income Tax - Summary of Deferred Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross Carrying Amount
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net	€ 28,951	€ 16,676
Recognized in P&L	(2,681)	12,275
Deferred tax assets net	26,270	28,951
Gross Carrying Amount | Fixed assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net	(90)	(877)
Recognized in P&L	(565)	787
Deferred tax assets net	(655)	(90)
Gross Carrying Amount | Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net	306	83
Recognized in P&L	206	223
Deferred tax assets net	512	306
Gross Carrying Amount | Inventories
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net		83
Recognized in P&L	596	(83)
Deferred tax assets net	596
Gross Carrying Amount | Contract liabilities (prior year revenues)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net	28,441	16,631
Recognized in P&L	(4,898)	11,810
Deferred tax assets net	23,543	28,441
Gross Carrying Amount | Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net	134	73
Recognized in P&L	53	61
Deferred tax assets net	187	134
Gross Carrying Amount | Other (incl. deferred expenses)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net	161	684
Recognized in P&L	1,926	(523)
Deferred tax assets net	2,087	161
Valuation Adjustment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets net	(28,951)	(16,676)
Recognized in P&L	2,681	(12,275)
Deferred tax assets net	€ (26,270)	€ (28,951)